FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Reconciliation of liabilities arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables In Respect To The Global Termination Agreement [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Additions	$ 11,443
Decrease during the year	(4,750)
Ending balance	6,693
Borrowing
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		$ 115,216	$ 83,620
Principal and interest payments (includes credits)			(7,507)
Decrease during the year		(115,216)
Interest expense			39,103
Ending balance			115,216
Payable in respect of intangible assets purchase
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		11,157	20,480
Principal and interest payments (includes credits)		(6,555)	(11,123)
Decrease during the year		(4,602)
Interest expense			1,800
Ending balance			11,157
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,173	7,475	4,192
Principal and interest payments (includes credits)	(691)	(1,529)	(2,010)
Additions		270	5,003
Decrease during the year	(188)	(5,413)
Interest expense	55	367	430
Foreign exchange movement	7	3	(140)
Ending balance	$ 356	$ 1,173	$ 7,475